GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
GOODWILL AND INTANGIBLE ASSETS, NET [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
11.	GOODWILL AND INTANGIBLE ASSETS, NET

Goodwill is comprised of the following:

	For the Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Balance at the beginning of year	292,885	292,885	—	—
Less: Disposal of CAH and WHT (note 4)	—	(292,885)	—	—
Balance at the end of year	292,885	—	—	—

Intangible assets consist of the following:

	Customer relationship intangibles	Operating lease intangibles	Others	Total
	RMB	RMB	RMB	RMB
Intangible assets, net at January 1, 2014	75,880	4,176	36,787	116,843
Disposal	(3,388)	(222)	(28,929)	(32,539)
Amortization expenses	(16,383)	(1,270)	(5,408)	(23,061)
Intangible assets, net at December 31, 2014	56,109	2,684	2,450	61,243
Acquisition of CHS	—	—	3,074	3,074
Disposal of centers	(1,688)	—	—	(1,688)
Amortization expenses	(14,937)	(1,002)	(3,237)	(19,176)
Intangible assets, net at December 31, 2015	39,484	1,682	2,287	43,453
Intangible assets, net at December 31, 2015, in US$	$6,095	$260	$353	$6,708
At December 31, 2015
Intangible assets, cost	142,671	15,078	7,974	165,737
Less: accumulated amortization	(103,187)	(13,396)	(5,687)	(122,269)
	39,484	1,682	2,287	43,453

Amortization expenses for intangibles were RMB29,669, RMB23,061 and RMB19,176 (US$2,960) for the years ended December 31, 2013, 2014 and 2015, respectively. No impairment loss on intangible assets was recognized for any of the years presented. The estimated annual amortization expenses for the above intangible assets for each of the five succeeding years are as follows:

	Amortization
	RMB	US$
2016	13,036	2,012
2017	11,376	1,756
2018	8,768	1,354
2019	4,941	763
2020	2,286	353
	40,407	6,238